STOCK COMPENSATION (Details Narrative) - USD ($)					12 Months Ended
	Apr. 02, 2025	Apr. 12, 2024	Aug. 01, 2023	Aug. 15, 2022	Dec. 31, 2023	Dec. 31, 2022	Feb. 22, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock par value					$ 0.00001	$ 0.00001
Stock options grants					135,500
Stock options exercise price					$ 50.00
Weighted average remining contractual life, outstanding					4 years 14 days
Stock option compensation expenses					$ 867,110	$ 0
Unrecognized compensation cost					251,256
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option compensation expenses					359,311
Unrecognized compensation cost					166,111
RSU granted fair value					$ 630,864
Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options grants			135,500
Stock options exercise price			$ 50.00
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock par value							$ 0.00001
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options grants	5,000
2022 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued				218,647
Annual increase in shares				50,000
Percentage of increase in shares				4
2022 Equity Incentive Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock par value		$ 0.00001
Additional shares		182,451
2022 Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock par value		$ 0.00001
Shares increase		451,188
Shares available for future awards		205,071